Property, Plant and Equipment	3 Months Ended
Dec. 27, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consisted of the following ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Land	$36	$35
Buildings	384	377
Subscriber systems	2,391	2,414
Machinery and equipment	1,224	1,205
Construction in progress	79	67
Accumulated depreciation	(2,843)	(2,813)
Property, Plant and Equipment, net	$1,271	$1,285